Equity Investments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Equity in income of equity investments, net of tax	$ 13,047	$ 10,171	$ 8,708
Promocn Y Operacin, SA De CV
Schedule of Equity Method Investments [Line Items]
Equity method investment, percentage of ownership	49.00%
CUP Data
Schedule of Equity Method Investments [Line Items]
Equity method investment, percentage of ownership	44.56%